Other receivable (Tables)	12 Months Ended
Aug. 31, 2022
Other Receivable
Schedule of deferred revenue

	2022	2021
Deferred revenue	$2,500	$-
Deferred transaction costs	(15)	-
Deferred revenue	$2,485	$-